Document and Entity Information	May 23, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 23, 2023
Entity Registrant Name	Apexigen, Inc.
Entity Incorporation, State or Country Code	DE
Securities Act File Number	001-39488
Entity Tax Identification Number	85-1260244
Entity Address, Address Line One	900 Industrial Road
Entity Address, Address Line Two	Suite C
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	931-6236
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001814140
Amendment Flag	false
Common Stock 0.0001 Par Value Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	APGN
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	APGNW
Security Exchange Name	NASDAQ